Share capital, stock options and other stock-based plans	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Share capital, stock options and other stock-based plans
17. Share capital, stock options and other stock-based plans:

During the year ended December 31, 2019, the Company issued 3,036,082 common shares upon exercise of share units (year ended December 31, 2018 – 2,101,190 common shares). The Company issues shares from treasury to satisfy share unit exercises.
(a)    Share Units ("Units"):

The value assigned to issued Units and the amounts accrued are recorded as other equity instruments. As Units are exercised or vested and the underlying shares are issued from treasury of the Company, the value is reclassified to share capital.

During the year ended December 31, 2019, the Company recognized $1,474 (year ended December 31, 2018 - $3,040; year ended December 31, 2017 – $6,961) of stock-based compensation associated with the Westport Omnibus Plan.

A continuity of the Units issued under the Westport Omnibus Plan are as follows:

	December 31, 2019		December 31, 2018		December 31, 2017
	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)	Number of units	Weighted average grant date fair value (CDN $)
Outstanding, beginning of year	2,667,403	$4.41	4,509,990	$6.00	6,664,591	$6.75
Granted	1,877,101	3.08	1,009,230	3.50	993,659	2.18
Exercised/vested	(2,622,338)	3.81	(2,101,190)	5.44	(2,045,617)	6.31
Forfeited/expired	(144,225)	2.86	(750,627)	3.61	(1,102,643)	6.51
Outstanding, end of year	1,777,941	$3.19	2,667,403	$4.41	4,509,990	$6.00
Units outstanding and exercisable, end of year	14,450	$2.41	2,076,684	$4.66	636,073	$5.38

17. Share capital, stock options and other stock-based plans (continued):

During 2019, 1,877,101 (2018 - 1,009,230) share units were granted to directors, executives and employees. This included 971,051 Restricted Share Units ("RSUs") (2018 - 1,009,230) and 906,050 Performance Share Units ("PSUs") (2018 - nil). Values of RSU awards are generally determined based on the fair market value of the underlying common shares on the date of grant. RSUs typically vest over a three year period so the actual value received by the individual depends on the share price on the day such RSUs are settled for common shares, not the date of grant. PSU awards do not have a certain number of Common Shares that will issue over time - it depends on future performance and other conditions tied to the payout of the PSU.

As at December 31, 2019, $4,303 of compensation expense related to Units has yet to be recognized in results from operations and will be recognized over the remainder of the vesting period.
(b)    Aggregate intrinsic values:

The aggregate intrinsic value of the Company’s share units at December 31, 2019 and 2018 are as follows:

	December 31, 2019	December 31, 2018
	CDN$	CDN$
Share units:
Outstanding	$5,458	$4,828
Exercisable	44	3,759
(c)    Stock-based compensation:

Stock-based compensation associated with the Unit plans is included in operating expenses as follows:

	Years ended December 31,
	2019	2018	2017
Research and development	$157	$778	$1,182
General and administrative	1,111	1,952	5,450
Sales and marketing	206	310	329
	$1,474	$3,040	$6,961

During the first quarter of 2018, the Performance Stock Units ("PSUs") that had been conditionally approved were finalized and granted. As a result, the stock-based compensation of $2,449 related to 730,000 PSUs was reclassified from a liability to shareholders' equity in 2018.